Income Taxes (Significant Components of the Company's Net Deferred Tax Assets and Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Postretirement benefit obligation	$ 3.6	$ 4.8
Inventory	13.7	12.0
Net operating loss and credit carryforwards	10.8	6.1
Warranty reserve	2.1	1.9
Accrued litigation	2.8	2.9
Compensation	4.1	6.0
Other	9.8	10.1
Total deferred income tax assets	46.9	43.8
Deferred income tax liabilities:
Depreciation and amortization	16.0	15.2
Pension	22.1	21.0
Intangible assets	23.3	19.3
Other	5.2	1.6
Total deferred income tax liabilities	66.6	57.1
Net deferred income tax liabilities prior to valuation allowances	(19.7)	(13.3)
Valuation allowances	(5.3)	(4.8)
Net deferred income tax liability	$ (25.0)	$ (18.1)